Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Income tax provision	$ 0	$ 0
Net operating loss carryforwards	$ (34,500,000)
Net operating loss carryforwards expiration date	through fiscal years ending 2039
Less: valuation allowance	$ (7,245,000)	(7,047,000)
Increase (decrease) in deferred tax assets	$ 198,000	$ (943,000)
Statutory federal rate	35.00%	21.70%